Operating leases (Details) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	₨ 1,291	₨ 1,929	₨ 1,710
Less than one year
Disclosure of operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	405	496	383
Between one and five years
Disclosure of operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	797	1,144	961
More than five years
Disclosure of operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	₨ 89	₨ 289	₨ 366